CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current assets:
Cash and cash equivalents	$ 109	$ 141	$ 90	$ 111	$ 292	$ 539
Cash equivalents restricted for debt redemption		936
Receivables, less allowance for doubtful accounts of $22 and $23	1,221	1,008		1,002
Inventories	1,108	987		1,108
Deferred tax asset	3	42		58
Other current assets	47	49		47
Total current assets	2,488	3,163		2,326
Property and equipment, net	401	395		398
Goodwill	3,139	3,138		3,151	3,150	3,149
Intangible assets, net	406	473		735
Other assets	153	165		128
Total assets	6,587	7,334		6,738	7,089
Current liabilities:
Accounts payable	815	693		714
Accrued compensation and benefits	116	160		140
Current installments of long-term debt	10	899		82
Other current liabilities	266	291		378
Total current liabilities	1,207	2,043		1,314
Long-term debt, excluding current installments	5,678	6,430		5,380
Deferred tax liabilities	111	104		111
Other liabilities	344	348		361
Total liabilities	7,340	8,925		7,166
Stockholder's equity (deficit):
Common stock, par value $0.01; 1 billion shares authorized; 192 million and 131 million shares issued and outstanding at August 4, 2013 and February 3, 2013, respectively
Paid-in capital	3,741	2,696		2,680
Accumulated deficit	(4,488)	(4,285)		(3,106)
Accumulated other comprehensive loss	(6)	(2)		(2)
Total stockholder's equity (deficit)	(753)	(1,591)		(428)	96	688
Total liabilities and stockholder's equity (deficit)	$ 6,587	$ 7,334		$ 6,738